Credit Quality of Financial Assets and the Allowance for Credit Losses	6 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
Credit Quality of Financial Assets and the Allowance for Credit Losses
7.	Credit Quality of Financial Assets and the Allowance for Credit Losses
The presentation of equity method investment has been changed since fiscal 2024. The amounts of financial assets and allowance for credit losses in the previous years have been retrospectively reclassified for this change.
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financial assets.

•	Allowance for credit losses

•	Credit quality of financial assets
Credit quality indicators
Past-due
financing receivables
Non-accrual

•	Information about modifications of financing receivables made to debtors experiencing financial difficulty
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans, net investment in leases and other financial assets measured at amortized cost. Classes of financial assets are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financial assets. Classes of financial assets generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2024, and for the six months ended September 30, 2023 and 2024 :

	Six months ended September 30, 2023
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥4,092	¥(50)	¥0	¥(144)	¥84	¥1	¥3,983	¥3,613	¥370
Overseas	446	118	0	0	1	41	606	575	31
Card loans
Japan	9,022	753	0	(450)	8	0	9,333	8,611	722
Other
Japan	7,759	2,970	0	(1,806)	3	1	8,927	6,487	2,440
Overseas	1,889	1,370	0	(1,124)	163	238	2,536	1,896	640
Installment loans to corporate borrowers:
Non-recourse loans
Japan	253	(27)	0	0	0	0	226	226	0
The Americas	1,494	197	0	0	0	192	1,883	837	1,046
Other than non-recourse loans
Real estate companies
Japan	777	23	0	(4)	13	0	809	705	104
Overseas	1,007	(68)	0	0	0	82	1,021	1,021	0
Commercial, industrial and other companies
Japan	1,152	(29)	0	(23)	4	0	1,104	615	489
Overseas	19,132	434	0	(2,131)	101	2,107	19,643	16,288	3,355
Loans to Equity method investees	650	90	0	0	0	82	822	410	412
Purchased loans *1	1,148	69	7,580	(7,612)	1	12	1,198	511	687
Net investment in leases:	15,719	1,717	0	(1,234)	17	590	16,809	12,366	4,443

Subtotal	64,540	7,567	7,580	(14,528)	395	3,346	68,900	54,161	14,739

Other financial assets measured at amortized cost *2	833	166	0	(178)	5	142	968	292	676

Total	¥65,373	¥7,733	¥7,580	¥(14,706)	¥400	¥3,488	¥69,868	¥54,453	¥15,415

	March 31, 2024
	Millions of yen
	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥3,203	¥2,893	¥310
Overseas	581	526	55
Card loans
Japan	12	12	0
Other
Japan	91	6	85
Overseas	3,060	1,762	1,298
Installment loans to corporate borrowers:
Non-recourse loans
Japan	429	429	0
The Americas	1,718	660	1,058
Other than non-recourse loans
Real estate companies
Japan	975	889	86
Overseas	1,549	1,045	504
Commercial, industrial and other companies
Japan	857	722	135
Overseas	25,824	16,061	9,763
Loans to Equity method investees	878	422	456
Purchased loans *1	1,133	548	585
Net investment in leases:	16,780	10,866	5,914

Subtotal	57,090	36,841	20,249

Other financial assets measured at amortized cost *2	1,020	321	699

Total	¥58,110	¥37,162	¥20,948

	Six months ended September 30, 2024
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥3,203	¥68	¥0	¥(44)	¥35	¥1	¥3,263	¥2,972	¥291
Overseas	581	359	0	0	0	(49)	891	432	459
Card loans
Japan	12	(8)	0	0	7	1	12	12	0
Other
Japan	91	(2)	0	0	4	(2)	91	6	85
Overseas	3,060	1,815	0	(2,131)	223	(121)	2,846	1,457	1,389
Installment loans to corporate borrowers:
Non-recourse loans
Japan	429	156	0	0	0	0	585	585	0
The Americas	1,718	445	0	0	0	(127)	2,036	1,038	998
Other than non-recourse loans
Real estate companies
Japan	975	58	0	0	13	(2)	1,044	961	83
Overseas	1,549	361	0	0	0	(130)	1,780	626	1,154
Commercial, industrial and other companies
Japan	857	496	0	(125)	16	0	1,244	773	471
Overseas	25,824	(1,509)	0	(2,433)	24	(3,507)	18,399	11,492	6,907
Loans to Equity method investees	878	1,410	0	(37)	0	(173)	2,078	420	1,658
Purchased loans *1	1,133	7	597	(608)	1	(10)	1,120	530	590
Net investment in leases:	16,780	1,833	0	(1,120)	37	(131)	17,399	10,945	6,454

Subtotal	57,090	5,489	597	(6,498)	360	(4,250)	52,788	32,249	20,539

Other financial assets measured at amortized cost *2	1,020	91	0	(122)	9	(30)	968	268	700

Total	¥58,110	¥5,580	¥597	¥(6,620)	¥369	¥(4,280)	¥53,756	¥32,517	¥21,239

Note:	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥8,616 million and ¥7,319 million during the six months ended September 30, 2023 and 2024. The reconciliation between the above table and the amounts reported on the consolidated statements of income during the six months ended September 30, 2023 and 2024 are as follows:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
	Provision for credit losses	Provision for credit losses
Net investment in leases	¥1,717	¥1,833
Installment loans	5,850	3,656

Subtotal in the above table	7,567	5,489

Other financial assets measured at amortized cost	166	91

Total in the above table	7,733	5,580

Off-balance sheet credit exposures *3(a)	591	1,673
Available-for-sale debt securities *3(b)	292	66

Amount reported on the consolidated financial statements	¥8,616	¥7,319

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥5,116 million and ¥6,010 million as of March 31, 2024 and September 30, 2024, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥634 million and ¥540
million as of March 31, 2024 and September 30, 2024, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*4	Included in Charge-off in write-offs of purchased loans were ¥7,580 million and ¥597 million during the six months ended September 30, 2023 and 2024.
*5	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.
The following table provides information about purchased loans which were acquired for the six months ended September 30, 2023 and 2024:

	Six months ended September 30, 2023	Six months ended September 30, 2024
Purchase price	¥1,281	¥1,129
Allowance for credit losses at acquisition date	7,580	597
Discount or premium attributable to other factors	125	251

Par value	¥8,986	¥1,977

The Company and its subsidiaries estimate an allowance for credit losses for all credit losses expected to occur in future over the remaining life of financial assets, and recognize the allowance adequately based on management judgement. In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors in collective assessment and individual assessment by each portfolio:

•	business characteristics and financial conditions of obligors;

•	prior charge-off experience;

•	current delinquencies and delinquency trends;

•	value of underlying collateral and guarantees; and

•	current economic and business conditions and expected outlook in future.
The Company and its subsidiaries manage credit risk using various indicators specific to the region, industry, and types of assets, in accordance with the group risk management policy. For credit transactions, the basic group policy is to obtain sufficient collateral and guarantees, and to diversify industries and borrowers, and the Company and its subsidiaries comprehensively evaluate and monitor the financial condition and cash flows of borrowers, underlying collateral and guarantees, and profitability. The Company and its subsidiaries also manage exposure to potentially high-risk markets by establishing appropriate credit limits through portfolio analysis.
Due to the diversity of assets and risk indicators held by the Company and its subsidiaries, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets as indicators that are common across all classes. The category of non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified to debtors experiencing financial difficulty, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when it is probable that the acquisition cost of purchased loans cannot be collected, while all the other purchased loans are included in the category of performing assets.
When certain performing financial assets mainly have similar risk characteristics to other financial assets, the performing financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually.
Loans to consumer borrowers
Loans to consumer borrowers mainly consist of real estate loans and card loans.
The credit quality of real estate loans is affected by the cash flows derived from the property and its collateral value.
The credit quality of card loans is affected by the repayment ability of customers such as customer credit standing or payment history.
The Company and its subsidiaries use these factors to estimate the allowance for credit losses because they are reflected in the probability of default and loss given default in each portfolio.
Loans to corporate borrowers
Loans to corporate borrowers are classified into
non-recourse
loans and loans other than
non-recourse
loans.
The credit quality of
non-recourse
loans for which cash flows from real estate are the source of repayment depends mainly on the real estate collateral value.
Loans other than
non-recourse
loans are classified into either real estate companies or commercial, industrial and other companies, each of which are further divided into Japan and overseas.
The credit quality of real estate companies is affected by mainly Japanese and Americas real estate markets and trends.
The credit quality of commercial, industrial and other companies, which consist of various industries, is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to corporate borrowers is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.

Loans to equity method investees
Equity method investees are diversified in various industries and countries. The credit quality of loans to equity method investees is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to equity method investees is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Net investment in leases
Net investment in leases consists of leases of various equipment types, including office equipment, industrial machinery, transportation equipment and real estate properties. The allowance for credit losses for net investment in leases is estimated based on the value of the underlying leased assets, debtors’ situation, economic conditions and trends in its industries, and probability of default and loss given default.
In common with portfolio segments, the forecasted future economic indicators correlated with the prior charge-off
experience are reflected to the estimate of the allowance for credit losses. Economic indicators correlated with prior charge-off
experience are determined over the reasonable and supportable forecasted period. Economic indicators include GDP growth rates, consumer price indices, unemployment rates, and government bond interest rates. It also considers forward-looking scenarios of how the selected economic indicators will change in the future. The Company and its subsidiaries use the latest economic forecasts available from the economic reports published by governments and central banks, as well as from third-party information providers as economic indicators.
On the other hand, for periods beyond which the Company and its subsidiaries are able to make or obtain reasonable and supportable forecasts of future economic indicators of the entire life of the financial asset, expected credit losses are estimated for the remaining life mainly using an appropriate reversion approach, mainly immediate reversion to historical credit loss information.
There have been no significant changes during the six months ended September 30, 2024 to methodologies and economic indicators used to estimate the allowance for Credit Losses.
When
non-performing
financial assets with deteriorated credit quality have similar risk characteristics to other financial assets, the allowance for credit losses is collectively evaluated based on mainly loss given default. On the other hand, if the non-performing
financial assets do not have similar risk characteristics to other financial assets, the allowance for credit losses is individually evaluated.
In the individual assessment the allowance for credit losses is estimated individually based on the present value of expected future cash flows, the observable market price or the fair value of the collateral securing the financing receivables if the financing receivables are collateral-dependent.
The collateral-dependent financing receivables are defined as the finance receivables, which a debtor would be in financial difficulty and the collection significantly depend on the collateral. These financing receivables are mainly non-recourse
loans and purchased loans for which cash flows from underlying real estate is the source of repayment.
For
non-recourse
loans, their collection depends on the real estate collateral value, which may decline as a result of a decrease in liquidity of the real estate market, a rise in vacancy rate of rental properties, a fall in rents and other factors.
For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, the changes in these risks affect the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the origination years of financial assets as of March 31, 2024 and the gross write-offs recorded during the six months ended September 30, 2023. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

March 31, 2024
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2024	2023	2022	2021	2020	Prior
Consumer borrowers:
Performing	¥245,106	¥200,373	¥165,337	¥248,395	¥334,364	¥788,888	¥1,982,463
Non-Performing	1,139	1,224	607	292	500	11,871	¥15,633
Real estate loans
Performing	219,407	182,697	161,632	247,905	334,009	788,635	¥1,934,285
Non-Performing	109	22	508	281	486	11,770	¥13,176
Other*
Performing	25,699	17,676	3,705	490	355	253	¥48,178
Non-Performing	1,030	1,202	99	11	14	101	¥2,457
Corporate borrowers:
Performing	484,932	236,795	276,776	96,684	121,132	183,404	¥1,399,723
Non-Performing	5,144	3,346	26,661	5,255	6,705	23,023	¥70,134

Non-recourse loans
Japan
Performing	97,099	22,621	10,572	6,713	1,266	7,015	¥145,286
The Americas
Performing	11,804	9,077	1,742	151	16,862	7,512	¥47,148
Non-Performing	0	68	0	0	0	3,047	¥3,115
Other than non-recourse loans
Real estate companies in Japan
Performing	143,553	57,185	28,355	22,836	22,907	58,195	¥333,031
Non-Performing	37	0	0	9	656	773	¥1,475
Real estate companies in overseas
Performing	4,334	16,493	9,972	2,764	3,352	4,663	¥41,578
Non-Performing	489	581	4,444	515	2,205	9,947	¥18,181

March 31, 2024
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2024	2023	2022	2021	2020	Prior
Commercial, industrial and other companies in Japan
Performing	95,090	29,538	18,606	11,920	10,619	14,566	¥180,339
Non-Performing	2	80	31	93	38	313	¥557

Commercial, industrial and other companies in overseas
Performing	133,052	101,881	207,529	52,300	66,126	91,453	¥652,341
Non-Performing	4,616	2,617	22,186	4,638	3,806	8,943	¥46,806

Loans to Equity method investees:
Performing	133,587	27,874	72,407	2,091	58	13,983	¥250,000
Non-Performing	0	230	327	0	0	1,372	¥1,929

Purchased loans:
Performing	145	16	590	227	4,670	13,445	¥19,093
Non-Performing	0	0	0	0	0	880	¥880

Net investment in leases:
Performing	475,594	291,724	159,885	81,835	56,625	68,555	¥1,134,218
Non-Performing	4,406	4,891	2,992	1,529	1,368	5,619	¥20,805

Japan
Performing	199,864	139,133	100,905	67,932	46,911	64,436	¥619,181
Non-Performing	213	585	886	776	657	1,796	¥4,913

Overseas
Performing	275,730	152,591	58,980	13,903	9,714	4,119	¥515,037
Non-Performing	4,193	4,306	2,106	753	711	3,823	¥15,892

Total (excluding revolving repayment card loans)
Performing	¥1,339,364	¥756,782	¥674,995	¥429,232	¥516,849	¥1,068,275	¥4,785,497
Non-Performing	¥10,689	¥9,691	¥30,587	¥7,076	¥8,573	¥42,765	¥109,381

Six months ended September 30, 2023
Millions of yen
	Gross write-offs
Portfolio segment	Origination year (years ended March 31)						Total
Class	2024	2023	2022	2021	2020	Prior
Consumer borrowers:	136	1,770	736	154	103	175	¥3,074

Real estate loans	0	0	0	0	0	144	¥144
Other*	136	1,770	736	154	103	31	¥2,930
Corporate borrowers:	101	4	225	73	112	1,643	¥2,158

Other than non-recourse loans
Real estate companies in Japan	0	0	0	0	4	0	¥4
Commercial, industrial and other companies in Japan	0	1	0	0	22	0	¥23
Commercial, industrial and other companies in overseas	101	3	225	73	86	1,643	¥2,131

Purchased loans:	0	409	226	29	206	6,742	¥7,612

Net investment in leases:	0	7	409	234	139	445	¥1,234

Japan	0	5	36	52	80	327	¥500
Overseas	0	2	373	182	59	118	¥734
Total (excluding revolving repayment card loans)	237	2,190	1,596	490	560	9,005	¥14,078

The following table provides information about the origination years of financial assets as of September 30, 2024 and the gross write-offs, corresponding to each class of financial assets by origination year, recorded during the six months ended September 30, 2024. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

September 30, 2024
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2025	2024	2023	2022	2021	Prior
Consumer borrowers:
Performing	¥214,268	¥172,591	¥180,441	¥152,598	¥237,617	¥1,028,903	¥1,986,418
Non-Performing	375	1,638	1,794	2,171	430	12,081	¥18,489
Gross write-offs	213	928	897	80	6	51	¥2,175

Real estate loans
Performing	202,960	155,607	168,911	150,581	237,371	1,028,619	¥1,944,049
Non-Performing	192	511	863	2,111	424	11,986	¥16,087
Gross write-offs	0	0	0	0	0	44	¥44
Other*
Performing	11,308	16,984	11,530	2,017	246	284	¥42,369
Non-Performing	183	1,127	931	60	6	95	¥2,402
Gross write-offs	213	928	897	80	6	7	¥2,131
Corporate borrowers:
Performing	387,077	328,812	175,254	195,140	59,520	210,201	¥1,356,004
Non-Performing	1,375	7,826	9,349	25,504	8,315	29,370	¥81,739
Gross write-offs	0	43	35	2,329	14	137	¥2,558

Non-recourse loans
Japan
Performing	108,750	63,510	18,066	7,076	0	6,752	¥204,154
Gross write-offs	0	0	0	0	0	0	¥0
The Americas
Performing	23,628	15,043	10,720	2,089	145	10,403	¥62,028
Non-Performing	0	0	64	0	0	5,197	¥5,261
Gross write-offs	0	0	0	0	0	0	¥0

September 30, 2024
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2025	2024	2023	2022	2021	Prior
Other than non-recourse loans
Real estate companies in Japan
Performing	100,107	96,409	47,681	25,418	20,547	74,415	¥364,577
Non-Performing	0	0	32	0	9	641	¥682
Gross write-offs	0	0	0	0	0	0	¥0
Real estate companies in overseas
Performing	9,118	2,722	10,456	4,958	1,299	7,383	¥35,936
Non-Performing	78	685	6,363	7,054	977	14,035	¥29,192
Gross write-offs	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in Japan
Performing	62,419	61,058	25,078	14,380	10,658	21,038	¥194,631
Non-Performing	420	10	132	30	87	131	¥810
Gross write-offs	0	0	0	0	6	119	¥125

Commercial, industrial and other companies in overseas
Performing	83,055	90,070	63,253	141,219	26,871	90,210	¥494,678
Non-Performing	877	7,131	2,758	18,420	7,242	9,366	¥45,794
Gross write-offs	0	43	35	2,329	8	18	¥2,433
Loans to Equity method investees:
Performing	438	112,903	2,807	0	1,824	14,467	¥132,439
Non-Performing	0	0	217	3,247	0	1,284	¥4,748
Gross write-offs	0	0	0	37	0	0	¥37
Purchased loans:
Performing	0	16	16	568	289	16,286	¥17,175
Non-Performing	0	0	0	0	0	951	¥951
Gross write-offs	0	0	0	57	255	296	¥608
Net investment in leases:
Performing	252,115	387,147	227,595	118,781	61,849	89,491	¥1,136,978
Non-Performing	2,097	5,298	5,134	2,605	1,186	6,050	¥22,370
Gross write-offs	0	120	337	218	151	294	¥1,120
Japan
Performing	104,398	167,171	119,297	83,232	53,143	81,489	¥608,730
Non-Performing	34	405	702	887	632	2,018	¥4,678
Gross write-offs	0	3	49	97	122	250	¥521
Overseas
Performing	147,717	219,976	108,298	35,549	8,706	8,002	¥528,248
Non-Performing	2,063	4,893	4,432	1,718	554	4,032	¥17,692
Gross write-offs	0	117	288	121	29	44	¥599
Total (excluding revolving repayment card loans)
Performing	¥853,898	¥1,001,469	¥586,113	¥467,087	¥361,099	¥1,359,348	¥4,629,014
Non-Performing	3,847	14,762	16,494	33,527	9,931	49,736	¥128,297
Gross write-offs	213	1,091	1,269	2,721	426	778	¥6,498

Note: Loans held for sale, policy loan receivables of an insurance entity and financing receivables, such as accounts receivable are not included in the table above.

*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2024 and the gross write-offs recorded during six months ended September 30, 2023 is as follows:

	March 31, 2024
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥72,353	¥0	¥72,353	¥4,785,497	¥4,857,850

Non-Performing	0	0	0	109,381	¥109,381

	Six months ended September 30, 2023
	Millions of yen
	Gross write-offs
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Consumer borrowers:	¥375	¥75	¥450	¥14,078	¥14,528

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of September 30, 2024 and the gross write-offs, corresponding to card loans, recorded during the six months ended September 30, 2024 is as follows:

	September 30, 2024
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥69,436	¥0	¥69,436	¥4,629,014	¥4,698,450

Non-Performing	0	0	0	128,297	¥128,297

Gross write-offs	0	0	0	6,498	¥6,498

Of
non-performing
assets, the Company and its subsidiaries consider smaller balance homogeneous loans (including real estate loans and card loans, among others, which are not restructured) and net investment in leases as the 90 days or more past-due
financing receivables not individually evaluated, and consider all others as the loans individually evaluated. After the Company and its subsidiaries have set aside a provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the business conditions of the debtors and other important factors in order to report to management and develop additional provision for credit losses as necessary.

The following table provides information about the
past-due
financial assets as of March 31, 2024 and September 30, 2024:

	March 31, 2024
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥3,994	¥4,458	¥8,452	¥2,070,449
	Real estate loans	2,064	2,178	4,242	1,947,461
	Card loans	0	0	0	72,353
	Other	1,930	2,280	4,210	50,635
Corporate borrowers		12,576	27,469	40,045	1,469,857
Non-recourse loans	Japan	0	0	0	145,286
	The Americas	2,502	1,126	3,628	50,263
Other than non-recourse loans	Real estate companies in Japan	113	115	228	334,506
	Real estate companies in overseas	1,080	17,619	18,699	59,759
	Commercial, industrial and other companies in Japan	1,666	355	2,021	180,896
	Commercial, industrial and other companies in overseas	7,215	8,254	15,469	699,147
Loans to Equity method investees		0	0	0	251,929
Net investment in leases		23,376	18,995	42,371	1,155,023
	Japan	2,525	4,372	6,897	624,094
	Overseas	20,851	14,623	35,474	530,929

Total		¥39,946	¥50,922	¥90,868	¥4,947,258

	September 30, 2024
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,150	¥4,918	¥9,068	¥2,074,343
	Real estate loans	2,505	2,812	5,317	1,960,136
	Card loans	0	0	0	69,436
	Other	1,645	2,106	3,751	44,771
Corporate borrowers		8,845	42,181	51,026	1,437,743
Non-recourse loans	Japan	0	0	0	204,154
	The Americas	0	3,386	3,386	67,289
Other than non-recourse loans	Real estate companies in Japan	151	109	260	365,259
	Real estate companies in overseas	136	28,005	28,141	65,128
	Commercial, industrial and other companies in Japan	2,305	156	2,461	195,441
	Commercial, industrial and other companies in overseas	6,253	10,525	16,778	540,472
Loans to Equity method investees		0	0	0	137,187
Net investment in leases		21,334	21,351	42,685	1,159,348
	Japan	2,639	4,180	6,819	613,408
	Overseas	18,695	17,171	35,866	545,940

Total		¥34,329	¥68,450	¥102,779	¥4,808,621

Note: Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financial
assets as
past-due
financial assets when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financial assets if the principals and interests are not
past-due
30 days or more in accordance with the modified terms.

The following table provides information about
non-accrual
of financial assets as of March 31, 2024 and September 30, 2024:

		March 31, 2024
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,693	¥1,095	¥246	¥129
	Overseas	547	1,107	0	100
Card loans	Japan	1,367	0	27	0
Other
	Japan	5,429	96	169	7
	Overseas	1,105	2,574	0	35
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	3,248	3,116	0	0
Other than non-recourse loans
Real estate companies
	Japan	219	115	45	4
	Overseas	12,804	16,093	0	0
Commercial, industrial and other companies
	Japan	1,118	355	312	42
	Overseas	20,470	27,636	0	2,319
Loans to Equity method investees		667	1,929	0	1,282

Net investment in leases		16,627	19,002	0	0

Total		¥65,294	¥73,118	¥799	¥3,918

		September 30, 2024
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,095	¥1,107	¥125	¥124
	Overseas	1,107	1,729	0	95
Card loans	Japan	0	0	0	0
Other
	Japan	96	88	1	0
	Overseas	2,574	2,299	0	29
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	3,116	5,261	0	0
Other than non-recourse loans
Real estate companies
	Japan	115	108	20	0
	Overseas	16,093	28,006	0	0
Commercial, industrial and other companies
	Japan	355	155	10	41
	Overseas	27,636	29,543	0	2,687
Loans to Equity method investees		1,929	4,748	0	1,284
Net investment in leases		19,002	21,356	0	0

Total		¥73,118	¥94,400	¥156	¥4,260

The Company and its subsidiaries suspend accruing interest on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. The Company and its subsidiaries return to accrual status non-accrual
loans and net investment in leases when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that are considered relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six months ended September 30, 2023 and 2024:

Six months ended September 30, 2023

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥245	0.0	¥2,354	0.1	¥45	0.0
Real estate loans	3	0.0	1	0.0	1	0.0
Card loans	222	0.1	1	0.0	41	0.0
Other	20	0.0	2,352	2.9	3	0.0
Corporate borrowers	0	0	862	0.1	58	0.0
Other than Non-recourse loans	0	0	862	0.1	58	0.0
Real estate companies in Japan	0	0	35	0.0	0	0
Commercial, industrial and other companies in Japan	0	0	542	0.2	0	0
Commercial, industrial and other companies in overseas	0	0	285	0.0	58	0.0
Net investment in leases	0	0	0	0	0	0.0
Overseas	0	0	0	0	0	0.0

Total	¥245	0.0	¥3,216	0.1	¥103	0.0

Six months ended September 30, 2023

Millions of yen

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction and principal forgiveness		Combination - term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥14	0.0	¥583	0.0	¥264	0.0
Real estate loans	0	0	0	0	0	0
Card loans	0	0	563	0.3	0	0
Other	14	0.0	20	0.0	264	0.3
Corporate borrowers	0	0	0	0	0	0
Other than Non-recourse loans	0	0	0	0	0	0
Real estate companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in overseas	0	0	0	0	0	0
Net investment in leases	0	0	0	0	0	0
Overseas	0	0	0	0	0	0

Total	¥14	0.0	¥583	0.0	¥264	0.0

Six months ended September 30, 2024

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥0	0.0	¥44	0.0	¥0	0.0
Other	0	0.0	44	0.1	0	0.0
Corporate borrowers	0	0	1,875	0.1	11	0.0
Other than non-recourse loans	0	0	1,875	0.2	11	0.0
Real estate companies in Japan	0	0	1,345	0.4	0	0
Commercial, industrial and other companies in Japan	0	0	530	0.3	0	0
Commercial, industrial and other companies in overseas	0	0	0	0.0	11	0.0
Loans to Equity method investees	0	0	891	0.6	0	0.0

Total	¥0	0.0	¥2,810	0.1	¥11	0.0

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction and principal forgiveness		Combination - term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥106	0.0	¥0	0.0	¥0	0.0
Other	106	0.2	0	0.0	0	0.0
Corporate borrowers	4,895	0.3	0	0	0	0.0
Other than non-recourse loans	4,895	0.4	0	0	0	0.0
Real estate companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in overseas	4,895	0.9	0	0	0	0.0
Loans to Equity method investees	0	0	0	0	0	0.0

Total	¥5,001	0.1	¥0	0.0	¥0	0.0

The Company and its subsidiaries offer various types of concessions to the debtors to protect as much of the investment as possible in modifications of financing receivables made to debtors experiencing financial difficulty. For the debtors of all financing receivables, the Company and its subsidiaries offer concessions including an interest rate reduction and a term extension. In addition, for the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries also offer concessions such as a principal forgiveness or a temporary reduction in the interest payments. Furthermore, the Company and its subsidiaries may acquire collateral assets from the debtors in modifications of financing receivables made to debtors experiencing financial difficulty to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified to debtors experiencing financial difficulty are recognized as impaired and are individually evaluated for allowance for credit losses, taking into account payment default and repayment status after modifications. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the modifications. However, as a result of the modification, the Company and its subsidiaries may recognize additional allowance for credit losses for the modified receivables.

The following table provides information about the financial effect of the modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six months ended September 30, 2023 and 2024:

Six months ended September 30, 2023

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	Reduced weighted-average contractual interest rate from 3.9% to 0.0%.	Added a weighted-average 1.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1 million.
Card loans	Reduced weighted-average contractual interest rate from 12.6% to 0.4%.	Added a weighted-average 6.6 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥92 million.
Other	Reduced weighted-average contractual interest rate from 14.2% to 2.5%.	Added a weighted-average 4.8 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥336 million.
Corporate borrowers
Other than Non-recourse loans	—	—	—
Real estate companies in Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.6 years to the life of loans.	—
Commercial, industrial and other companies in overseas	—	Added a weighted-average 4.7 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥108 million.
Net investment in leases
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥0 million.

Six months ended September 30, 2024

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Other	Reduced weighted-average contractual interest rate from 16.8% to 11.9%.	Added a weighted-average 2.4 years to the life of loans.	—
Corporate borrowers
Other than non-recourse loans	—	—	—
Real estate companies in Japan	—	Added a weighted-average 2.6 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 1.0 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 14.3% to 12.9%.	Added a weighted-average 2.3 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥7 million.
Loans to Equity method investees	—	Added a weighted-average 0.5 years to the life of loans.	—
During the six months ended September 30, 2023 there was no financing receivable that had a payment default and had been modified, when the debtor was experiencing financial difficulty, within the previous 12 months preceding the payment default date. The following table provides information about financing receivable that had a payment default and had been modified, when the debtor was experiencing financial difficulty, within the previous 12 months preceding the payment default date during the six months ended September 30, 2024.

Six months ended September 30, 2024

Millions of yen

Portfolio segment

Class	Interest rate reduction	Term extension	Principal forgiveness	Combination - interest rate reduction and term extension	Combination - interest rate reduction and principal forgiveness	Combination - term extension and principal forgiveness

Consumer borrowers	¥0	¥0	¥0	¥20	¥0	¥0
Other	0	0	0	20	0	0

Total	¥0	¥0	¥0	¥20	¥0	¥0

The Company and its subsidiaries consider financing receivables whose terms have been modified to debtors experiencing financial difficulty as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.

The following table provides information about the
past-due
financial assets modified to debtors experiencing financial difficulty within the previous 12 months from March 31, 2024 and September 30, 2024:

March 31, 2024
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥35	¥91	¥7
Real estate loans	1	0	0
Other	34	91	7
Corporate borrowers	6,140	0	284
Non-recourse loans	1,277	0	0
The Americas	1,277	0	0
Other than non-recourse loans	4,863	0	284
Real estate companies in Japan	37	0	32
Commercial, industrial and other companies in Japan	481	0	230
Commercial, industrial and other companies in overseas	4,345	0	22

Loans to Equity method investees	4,347	0	0

Total	¥10,522	¥91	¥291

September 30, 2024
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥11	¥186	¥12
Other	11	186	12
Corporate borrowers	8,630	0	66
Non-recourse loans	1,204	0	0
The Americas	1,204	0	0
Other than non-recourse loans	7,426	0	66
Real estate companies in Japan	1,316	0	29
Commercial, industrial and other companies in Japan	714	0	19
Commercial, industrial and other companies in overseas	5,396	0	18

Loans to Equity method investees	4,138	0	0

Total	¥12,779	¥186	¥78

As of March 31, 2024 and September 30, 2024, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥119 million and ¥160 million as of March 31, 2024 and September 30, 2024, respectively.